Common Stock, Warrants and Options	12 Months Ended
Dec. 31, 2012
Common Stock Warrants And Options
Note 6. Common Stock, Warrants and Options

(a)           Common Stock

No common stock was issued during the year ended December 31, 2011.

On April 17, 2012, the Company issued 8,600,000 shares of common stock at a price of $0.05 each to two officers of the Company for settlement of their salaries of $430,000 for the year ended December 31, 2011. The fair value of the common stock amounted to $25,800 and no gain was recognized due to the related party nature of the transaction.

(b)           Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2012 and December 31, 2011.

During the years ended December 31, 2012 and 2011, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c)           Options

The Company allots 2,000,000 common shares for issuance under the 2007 Stock Option Plan. The stock options granted to any one optionee may not exceed 1,000,000 shares.

On June 1, 2011, the Board of Directors adopted the 2011 Stock Option Plan (the “2011 Plan”) which allocates 3,000,000 common shares for issuance under the 2011 Plan.

On June 1, 2011, the Company granted 2,500,000 stock options under its 2011 Plan to directors, officers, employees and consultants with an exercise price of $0.05 each, expiring on June 1, 2016. The options vested immediately. The fair value of the 2,500,000 options granted was estimated at $0.0025 each, for a total of amount of $6,250, by using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 666.60%, risk-free interest rates of 1.60%, and expected lives of 5.0 years.

On April 2, 2012, the Board of Directors adopted the 2012 Stock Option Plan (the “2012 Plan”) which allocates 3,000,000 common shares for issuance under the 2012 Plan.

On April 2, 2012, the Company granted 500,000 stock options under its 2011 Plan and 2,050,000 stock options under its 2012 Plan to directors, officers, employees and consultants with an exercise price of $0.05 each, expiring on April 2, 2017. The options vested immediately. The fair value of the 2,550,000 options granted was estimated at $0.0030 each, for a total of amount of $7,650, by using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 294.13%, risk-free interest rates of 1.03%, and expected lives of 5.0 years.

The movement of options is summarized as follows:

		Weighted
	Number of	average exercise
	options	price

Balance, December 31, 2010	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07
Granted	2,550,000	0.05
Cancelled	(2,450,000)	0.10
Balance, December 31, 2012	5,050,000	0.05

The following table summarizes information about stock options outstanding at December 31, 2012 and December 31, 2011:

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2012	life (years)	2012	value

$0.05	5,050,000	3.88	5,050,000	$-
	5,050,000	3.88	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2011	life (years)	2011	value

$0.05	2,500,000	4.42	2,500,000	$-
0.10	2,450,000	0.46	2,450,000	-
	4,950,000	2.46	4,950,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the year ended December 31, 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. Total intrinsic value of options exercised was $nil (December 31, 2011: $nil) for the year ended December 31, 2012.

A summary of the Company’s unvested stock options and changes during the year ended December 31, 2012 and year ended December 31, 2011 is as follows:

	Number of	Fair value
	options	per share

Nonvested, December 31, 2010	330,000	$0.18
Vested	(330,000)	$0.18
Nonvested, December 31, 2011 and December 31, 2012	-

At December 31, 2012, the fair value of the unvested options amounted to $nil. The unrecognized stock based compensation expenses in relation to the unvested options amounted to $nil.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.